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February 27, 2019	Mark A. Quade Associate +1 312 609 7515 mquade@vedderprice.com

Securities and Exchange Commission

100 F Street NE

Washington, D.C. 20549

Re:	William Blair Funds (the “Trust”)
Post-Effective Amendment No. 126 under the Securities Act of 1933 and Amendment No. 127 under the Investment Company Act of 1940
Files Nos. 33-17463 and 811-05344

To the Commission:

The Trust is transmitting electronically for filing pursuant to the Securities Act of 1933 (the “1933 Act”) and the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Post-Effective Amendment No. 126 to its Registration Statement on Form N-1A (Amendment No. 127 under the 1940 Act), including exhibits (the “Amendment”), for the purpose of registering an unlimited number of shares of beneficial interest, no par value, of a newly established class of shares, designated as Class R6, of the following series of the Trust: William Blair Growth Fund, William Blair Large Cap Growth Fund, William Blair Mid Cap Growth Fund, William Blair Small-Mid Cap Growth Fund, William Blair Small-Mid Cap Value Fund, William Blair Small Cap Growth Fund, William Blair Small Cap Value Fund, William Blair International Developed Plus Fund, William Blair International Growth Fund and William Blair Income Fund.

The Trust intends for this Amendment to become effective on April 28, 2019 pursuant to Rule 485(a)(1) of the 1933 Act.

Please contact the undersigned at (312) 609-7515 or Maureen A. Miller at (312) 609-7699 if you have any questions.

Very truly yours,

/s/ Mark A. Quade

Mark A. Quade

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